UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21616

RMR F.I.R.E. FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service)
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Adam D. Portnoy, President	1666 K Street, NW
RMR F.I.R.E. Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

Fund	RFR

Company	Alesco Financial Trust, Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:		Record Date:	7/20/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

The undersigned (the “Shareholder”), hereby certifies to Alesco Financial Trust, a Maryland real estate investment trust (the “Company”), that (a) the Shareholder is the record holder of 150,000 of the common shares of beneficial interest, $0.01 par value per share (the “Common Shares”), of the Company and (b) a copy of the Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), dated as of July 20, 2006, between the Company, Sunset Financial Resources, Inc., a Maryland corporation, and Jaguar Acquisition, Inc., a Maryland corporation (“MergerCo”), has been made available to the Shareholder.

		For	For	Management

2.00

The Board of Trustees of the Company has declared advisable and recommends that the Shareholder approve the Merger Agreement and the merger of the Company with and into MergerCo, pursuant to the Merger Agreement.

		For	For	Management

3.00

The Shareholder hereby consents to and adopts the following resolution, effective as of the date set forth above (the “Effective Date”), to the same extent and with the same force and effect as if the Shareholder had cast in favor of a proposal to adopt such resolution, all of the votes that the Shareholder would be entitled to cast at a formal meeting of the holders of the Common Shares of the company duly called and held on the Effective Date for the purpose of acting upon such a proposal: RESOLVED, that the Merger Agreement and the merger of the Company with and into MergerCo, pursuant to the Merger Agreement, is hereby approved.

		For	For	Management

Company	Alesco Financial, Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	12/7/2006	Record Date:	11/6/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Rodney E. Bennett, (2) Marc Chayette, (3) Daniel G. Cohen, (4) Thomas P. Costello, (5) G. Steven Dawson, (6) Jack Haraburda, (7) James J. McEntee, III, (8) Lance Ullom, (9) Charles W. Wolcott.

		For	For	Management

Ticker:	AFN	Cusip:	014485106
Meeting Date:	5/22/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Rodney E. Bennett, (2) Marc Chayette, (3) Daniel G. Cohen, (4) Thomas P. Costello, (5) G. Steven Dawson, (6) Jack Haraburda, (7) James J. McEntee, III, (8) Lance Ullom, (9) Charles W. Wolcott.

		For	For	Management

2.00	To amend the company’s 2006 long-term incentive plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	AMB Property Corporation
Ticker:	AMB	Cusip:	00163T109
Meeting Date:	5/10/2007	Record Date:	3/6/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

(1A) Election of director: Afsaneh M. Beschloss, (1B) Election of director: T. Robert Burke, (1C) Election of director: David A. Cole, (1D) Election of director: Lydia H. Kennard, (1E) Election of director: J. Michael Losh, (1F) Election of director: Hamid R. Moghadam, (1G) Election of director: Frederick W. Reid, (1H) Election of director: Jeffrey L. Skelton, (1I) Election of director: Thomas W. Tusher.

		For	For	Management

2.00	Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm of AMB Property Corporation for the fiscal year ending December 31, 2007.	For	For	Management

3.00	Approval of the amended and restated 2002 stock option and incentive plan	For	For	Management

4.00	Stockholder proposal regarding pay-for-superior performance.	Against	Against	Stockholder

Company	American Capital Strategies, Ltd.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/4/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mary C. Baskin, (2) John A. Koskinen, (3) Alvin N. Puryear.	For	For	Management

2.00	Approval of the 2007 stock option plan.	For	For	Management

3.00	Approval of the amendment to our certificate of incorporation to declassify the board of directors.	For	For	Management

4.00	Approval of the amendment to our certificate of incorporation to increase the number of authorized shares.	For	For	Management

5.00	Approval of the amendment to the incentive bonus plan.	For	For	Management

6.00	Ratification of appointment of Ernst & Young LLP as auditors for the year ending December 31, 2007.	For	For	Management

Company	American Financial Realty Trust
Ticker:	AFR	Cusip:	02607P305
Meeting Date:	6/6/2007	Record Date:	4/5/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Richard J. Berry, (2) John R. Biggar, (3) Raymond Garea, (4) John P. Hollihan III, (5) Richard A. Kraemer, (6) Alan E. Master, (7) Harold W. Pote, (8) Lewis S. Ranieri.

		For	For	Management

Company	American Mortgage Acceptance
Ticker:	AMC	Cusip:	027568104
Meeting Date:	6/12/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jeff T. Blau, (2) J. Larry Duggins, (3) George P. John, (4) Harry Levine, (5) Scott M. Mannes, (6) Stanley R. Perla, (7) Marc Schnitzer.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accountants of American Mortgage Acceptance Company.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/30/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Thomas L. Rhodes, (8) Michael A. Stein.

		For	Did not vote	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AimCo for the fiscal year ending December 31, 2007.	For	Did not vote	Management

3.00	To approve the AimCo 2007 stock award and incentive plan.	For	Did not vote	Management

4.00	To approve the AimCo 2007 employee stock purchase plan.	For	Did not vote	Management

Company	Bank of America Corporation
Ticker:	BAC	Cusip:	060505104
Meeting Date:	4/25/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

The Board of Directors recommends a vote FOR the election of the following director nominees: (1A) William Barnet, III, (1B) Frank P. Bramble, Sr., (1C) John T. Collins, (1D) Gary L. Countryman, (1E) Tommy R. Franks, (1F) Charles K. Gifford, (1G) W. Steven Jones, (1H) Kenneth D. Lewis, (1I) Monica C. Lozano, (1J) Walter E. Massey, (1K) Thomas J. May, (1L) Patricia E. Mitchell, (1M) Thomas M. Ryan, (1N) O. Temple Sloan, Jr., (1O) Meredith R. Spangler, (1P) Robert L. Tillman, (1Q) Jackie M. Ward.

		For	For	Management

2.00	Ratification of the independent registered public accounting firm for 2007.	For	For	Management

3.00	Stockholder proposal - Stock Options.	Against	Against	Stockholder

4.00	Stockholder proposal - Number of Directors.	Against	Against	Stockholder

5.00	Stockholder proposal - Independent Board Chairman.	Against	Against	Stockholder

Company	Beverly Hills Bancorp Inc.
Ticker:	BHBC	Cusip:	087866109
Meeting Date:	8/31/2006	Record Date:	7/24/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Howard Amster, (2) Larry B. Faigin, (3) Stephen P. Glennon, (4) Robert H. Kanner, (5) Kathleen L. Kellogg, (6) William D. King, (7) John J. Lannan.

		For	For	Management

Company	Capitol Federal Financial
Ticker:	CFFN	Cusip:	14057C106
Meeting Date:	1/23/2007	Record Date:	12/1/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) John B. Dicus, (2) Jeffrey R. Thompson.	For	For	Management

2.00	The ratification of the appointment of Deloitte & Touche LLP as the Capitol Federal Financial’s independent auditors for the fiscal year ending September 30, 2007.	For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830100
Meeting Date:	5/7/2007	Record Date:	3/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen D. Lebovitz, (2) Winston W. Walker.	For	For	Management

2.00	To ratify the selection of Deloitte & Touche, LLP as the independent registered public accountants for the company’s fiscal year ending December 31, 2007.	For	For	Management

Company	Centerline Holding Company
Ticker:	CHC	Cusip:	15188T108
Meeting Date:	6/13/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jeff T. Blau, (2) Robert A. Meister, (3) Robert J. Dolan.	For	For	Management

2.00	Approval of 2007 incentive share plan. Proposal to approve a new 2007 incentive share plan.	For	For	Management

3.00	Ratification of appointment of Deloitte and Touche LLP. Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accountants of Centerline Holding Company.	For	For	Management

Company	CentraCore Properties Trust
Ticker:	CPV	Cusip:	15235H107
Meeting Date:	1/23/2007	Record Date:	12/6/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the agreement and plan of merger, dated September 19, 2006, by and among the GEO Group, Inc., GEO Acquisition II, Inc. and CentraCore Properties Trust, pursuant to which the company will be acquired for $32.00 per share (plus unpaid dividends through the closing date).

		For	For	Management

Company	Comerica Incorporated
Ticker:	CMA	Cusip:	200340107
Meeting Date:	5/15/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of director: Ralph W. Babb, Jr.	For	For	Management

2.00	Election of director: James F. Cordes.	For	For	Management

3.00	Election of director: Peter D. Cummings.	For	For	Management

4.00	Election of director: William P. Vititoe.	For	For	Management

5.00	Election of director: Kenneth L. Way	For	For	Management

6.00	Ratification of the appointment of Ernst & Young LLP as independent auditors.	For	For	Management

7.00	Shareholder proposal - preparation of a sustainability report.	Against	Against	Stockholder

Company	Countrywide Financial Corporation
Ticker:	CFC	Cusip:	222372104
Meeting Date:	6/13/2007	Record Date:	4/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Henry G. Cisneros, (2) Robert J. Donato, (3) Harley W. Snyder.	For	For	Management

2.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

3.00

To consider a stockholder proposal, if properly presented, urging our board of directors to adopt a policy that our stockholders be given an opportunity to ratify the compensation of the named executive officers set forth in our annual proxy statement.

		Against	Against	Stockholder

Company	Cousins Properties, Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/14/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas D. Bell, Jr., (2) Erskine B. Bowles, (3) James D. Edwards, (4) Lillian C. Giornelli, (5) S. Taylor Glover, (6) James H. Hance, Jr., (7) William B. Harrison, Jr., (8) Boone A. Knox, (9) William Porter Payne.

		For	For	Management

2.00	Proposal to amend the 1999 incentive stock plan to increase the number of shares available under the plan by 900,000.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Crystal River Capital, Inc.
Ticker:	CRZ	Cusip:	229393301
Meeting Date:	11/9/2006	Record Date:	10/4/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Bruce K. Robertson, (2) Janet Graham, (3) Harald Hansen.	For	For	Management

2.00	On the proposal to ratify the appointment of Ernst & Young LLP as the company’s independent accountants for the fiscal year ending December 31, 2006.	For	For	Management

Company	DCT Industrial Trust, Inc.
Ticker:	DCT	Cusip:	233153105
Meeting Date:	5/3/2007	Record Date:	3/21/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas G. Wattles, (2) Philip L. Hawkins, (3) Phillip R. Altinger, (4) Thomas F. August, (5) John S. Gates, Jr., (6) Tripp H. Hardin, (7) James R. Mulvihill, (8) John C. O’Keefe, (9) Bruce L. Warwick.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2007.	For	For	Management

Company	Developers Diversified Realty
Ticker:	DDR	Cusip:	251591103
Meeting Date:	5/8/2007	Record Date:	3/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To fix the number of directors at nine.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Dean S. Adler, (2) Terrance R. Ahern, (3) Robert H. Gidel, (4) Victor B. Macfarlane, (5) Craig Macnab, (6) Scott D. Roulston, (7) Barry A. Sholem, (8) William B. Summers, Jr., (9) Scott A. Wolstein.

		For	For	Management

3.00

To approve an amendment to the company’s amended and restated articles of incorporation to increase the number of authorized common shares of the company from 200,000,000 to 300,000,000, all as more fully described in the proxy statement.

		For	For	Management

4.00

To approve an amendment to the company’s code of regulations to authorize the company to notify shareholders of record of shareholder meetings by electronic or other means of communication authorized by the shareholders.

		For	For	Management

5.00

To approve an amendment to the company’s code of regulations to authorize shareholders and other persons entitled to vote at shareholder meetings to appoint proxies by electronic or other verifiable communications.

		For	For	Management

6.00	To approve an amendment to the company’s code of regulations to authorize the company to issue shares without physical certificates.	For	For	Management

7.00	To ratify the selection of Pricewaterhousecoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2007.	For	For	Management

Company	Eagle Hospitality Properties Trust
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	5/1/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) William P. Butler, (2) J. William Blackham, (3) Robert J. Kohlhepp, (4) Frank C. McDowell, (5) Louis D. George, (6) Thomas R. Engel, (7) Thomas E. Costello, (8) Thomas E. Banta, (9) Paul S. Fisher.

		For	For	Management

2.00	To approve the ratification of the appointment of Ernst & Young LLP as independent auditors for the 2007 fiscal year.	For	For	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	6/4/2007	Record Date:	4/25/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Noam Ben-Ozer, (2) James S. Cassel, (3) Cynthia R. Cohen, (4) Neil Flanzraich, (5) Nathan Hetz, (6) Chaim Katzman, (7) Peter Linneman, (8) Jeffrey S. Olson, (9) Dori Segal.

		For	For	Management

2.00	The ratification of the appointment of Ernst & Young LLP to act as our independent auditors for 2007.	For	For	Management

3.00

The approval of the amendment of the company’s 2000 executive incentive compensation plan to, among other things, increase the number of shares reserved under the plan from 5,500,000 to 8,500,000 resulting in 3,862,386 shares available for grant.

		For	For	Management

Company	F.N.B. Corporation
Ticker:	FNB	Cusip:	302520101
Meeting Date:	5/14/2007	Record Date:	3/5/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) William B. Campbell *, (2) Stephen J. Gurgovits *, (3) Harry F. Radcliffe *, (4) John W. Rose *, (5) Arthur J. Rooney II **, (6) Dawne S. Hickton ***.

* Class III Term Expiring in 2010; ** Class II Term Expiring in 2009; *** Class I Term Expiring in 2008;

		For	For	Management

2.00	Ratification of Ernst & Young LLP as the independent registered public accounting firm for 2007.	For	For	Management

3.00	Approval of the F.N.B. Corporation 2007 incentive compensation plan.	For	For	Management

Company	Farmers Capital Bank Corporation
Ticker:	FFKT	Cusip:	309562106
Meeting Date:	5/8/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Lloyd C. Hillard, Jr., (2) Robert Roach, Jr., (3) R. Terry Bennett, (4) Dr. Donald A. Saelinger.	For	For	Management

Company	Fifth Third Bancorp
Ticker:	FITB	Cusip:	316773100
Meeting Date:	4/17/2007	Record Date:	2/28/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Darryl F. Allen, (2) John F. Barrett, (3) James P. Hackett, (4) Gary R. Heminger, (5) Joan R. Herschede, (6) Allen M. Hill, (7) Kevin T. Kabat, (8) Robert L. Koch II, (9) M.D. Livingston, PH.D., (10) Hendrik G. Meijer, (11) James E. Rogers, (12) George A. Schaefer, Jr., (13) John J. Schiff, Jr., (14) Dudley S. Taft, (15) Thomas W. Traylor.

		For	For	Management

2.00	Proposal to amend article VII of the Code of Regulations, as amended, to provide for the issuance of uncertificated shares.	For	For	Management

3.00	Proposal to approve the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the company for the year 2007.	For	For	Management

Company	First Commonwealth Financial
Ticker:	FCF	Cusip:	319829107
Meeting Date:	4/16/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Julie A. Caponi, (2) J.E. Trimarchi Cuccaro, (3) David S. Dahlmann, (4) John J. Dolan.	For	For	Management

Company	First Horizon National Corporation
Ticker:	FHN	Cusip:	320517105
Meeting Date:	4/17/2007	Record Date:	2/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: (1) Robert C. Blattberg**, (2) Michael D.Rose**, (3) Luke Yancy III**, (4) Gerald L. Baker*. *Class I Director to serve until 2009 **Class II Director to serve until 2010

		For	For	Management

2.00	Re-approval of FHNC’S 2002 management incentive plan, as amended.	For	For	Management

3.00	Ratification of appointment of KPMG LLP as auditors.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/16/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jay H. Shidler, (2) J. Steven Wilson, (3) Robert D. Newman.	For	For	Management

2.00	Approval of amendment no. 2 to the 2001 stock incentive plan.	For	For	Management

3.00	Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	FirstMerit Corporation
Ticker:	FMER	Cusip:	337915102
Meeting Date:	4/18/2007	Record Date:	2/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Richard Colella, (2) J.M. Hochschwender, (3) Philip A. Lloyd, II, (4) Richard N. Seaman.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as independent registered public accountants for the year ending December 31, 2007.	For	For	Management

3.00	To approve the amendments to FirstMerit Corporation’s amended and restated code of regulations.	For	For	Management

4.00	To approve the amendments to FirstMerit Corporation’s amended and restated articles of incorporation.	For	For	Management

Company	Flagstar Bancorp, Inc.
Ticker:	FBC	Cusip:	337930101
Meeting Date:	5/25/2007	Record Date:	4/5/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mark T. Hammond, (2) Robert O. Rondeau, Jr., (3) James D. Coleman, (4) Richard S. Elsea, (5) B. Brian Tauber, (6) Jay J. Hansen.	For	For	Management

2.00	To ratify the appointment of Virchow, Krause & Company, LLP as the company’s independent registered public accountants for the year ending December 31, 2007.	For	For	Management

Company	Friedman, Billings, Ramsey Group, Inc.
Ticker:	FBR	Cusip:	358434108
Meeting Date:	6/7/2007	Record Date:	4/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Eric F. Billings, (2) Daniel J. Altobello, (3) Peter A. Gallagher, (4) Stephen D. Harlan, (5) Russell C. Lindner, (6) Ralph S. Michael, III, (7) Wallace L. Timmeny, (8) J. Rock Tonkel, Jr., (9) John T. Wall.

		For	For	Management

2.00	To ratify the appointment of Pricewaterhousecoopers, LLP as the company’s independent registered public accounting firm for 2007.	For	For	Management

3.00	To approve the amended key employee incentive plan.	For	For	Management

Company	Getty Realty Corporation
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/15/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) M. Cooper, (2) P. Coviello, (3) L. Liebowitz, (4) H. Safenowitz, (5) D. Driscoll.	For	For	Management

2.00	The ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2007.	For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/11/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Niles C. Overly *, (2) William S. Williams *, (3) David M. Aronowitz **. * Class I Trustee; ** Class III Trustee;	For	For	Management

3.00	Approval of the following matters with respect to the Glimcher Realty Trust 2004 incentive compensation plan, as amended, all as more fully described in the proxy statement.	For	For	Management

4.00	Ratification of the appointment of BDO Seidman, LLP as Glimcher Realty Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Health Care Property Investors, Inc.
Ticker:	HCP	Cusip:	421915109
Meeting Date:	5/10/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) M.A. Cirillo- Goldberg, (2) Robert R. Fanning, Jr., (3) James F. Flaherty III, (4) David B. Henry, (5) Michael D. McKee, (6) Harold M. Messmer, Jr., (7) Peter L. Rhein, (8) Kenneth B. Roath, (9) Richard M. Rosenberg, (10) Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the fiscal year ending December 31, 2007.	For	For	Management

3.00	Stockholder proposal regarding executive compensation.	Against	Against	Stockholder

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/3/2007	Record Date:	3/14/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Raymond W. Braun, (2) Thomas J. Derosa, (3) Jeffrey H. Donahue, (4) Fred S. Klipsch.	For	For	Management

2.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of common stock from 125,000,000 to 225,000,000.	For	For	Management

3.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of preferred stock from 25,000,000 to 50,000,000.	For	For	Management

4.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2007.	For	For	Management

Ticker:	HCN	Cusip:	42217K502
Meeting Date:	5/3/2007	Record Date:	3/14/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of preferred stock from 25,000,000 to 50,000,000.	For	For	Management

Company	Healthcare Realty Trust
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/15/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Marliese E. Mooney, (2) Edwin B. Morris III, (3) John Knox Singleton.	For	For	Management

2.00	To act on a proposed Healthcare Realty Trust Incorporated 2007 employees stock incentive plan.	For	For	Management

3.00	Proposal to ratify the appointment of BDO Seidman, LLP as the company’s independent auditors.	For	For	Management

Company	Heritage Property Investment Trust,
Ticker:	HTG	Cusip:	42725M107
Meeting Date:	10/3/2006	Record Date:	8/28/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger of Heritage Property Investment Trust, Inc. with and into Centro Saturn Mergersub LLC, the agreement and plan of merger, dated as of July 9, 2006, by and among Heritage Property Investment Trust, Inc., Centro Saturn LLC and Centro Saturn Mergersub LLC, and the other transactions contemplated by the merger agreement.

		For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/1/2007	Record Date:	3/8/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Josh E. Fidler, (2) Alan L. Gosule, (3) Leonard F. Helbig, III, (4) Roger W. Kober, (5) Norman P. Leenhouts, (6) Nelson B. Leenhouts, (7) Edward J. Pettinella, (8) Clifford W. Smith, Jr., (9) Paul L. Smith, (10) Thomas S. Summer, (11) Amy L. Tait.

		For	For	Management

2.00	To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2007.	For	For	Management

Company	IndyMac Bancorp, Inc.
Ticker:	NDE	Cusip:	456607100
Meeting Date:	4/26/2007	Record Date:	3/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: (1) Michael W. Perry, (2) Louis E. Caldera, (3) Lyle E. Gramley, (4) Hugh M. Grant, (5) Patrick C. Haden, (6) Terrance G. Hodel, (7) Robert L. Hunt II, (8) Lydia H. Kennard, (9) Sen John Seymour (Ret.), (10) Bruce G. Willison.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as Indymac’s independent auditors for the year ending December 31, 2007.	For	For	Management

Company	Iowa Telecommunications Services
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/14/2007	Record Date:	4/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Craig A. Lang, (2) H. Lynn Horak.	For	For	Management

2.00	Adoption of Iowa Telecom’s 2007 employee stock purchase plan.	For	For	Management

3.00	Adoption of amendment no. 1 to Iowa Telecom’s 2005 stock incentive plan.	For	For	Management

4.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	iStar Financial Inc.
Ticker:	SFI	Cusip:	45031U101
Meeting Date:	5/30/2007	Record Date:	4/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jay Sugarman, (2) Glenn R. August, (3) Robert W. Holman, Jr., (4) Robin Josephs, (5) Carter McClelland, (6) John G. McDonald, (7) George R. Puskar, (8) Jeffrey A. Weber.

		For	For	Management

2.00	Approval of adoption of iStar Financial Inc. 2007 incentive compensation plan.	For	For	Management

3.00	Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent accountants for the fiscal year ending December 31, 2007.	For	For	Management

Company	JPMorgan Chase & Co.
Ticker:	JPM	Cusip:	46625H100
Meeting Date:	5/15/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Crandall C. Bowles, (2) Stephen B. Burke, (3) James S. Crown, (4) James Dimon, (5) Ellen V. Futter, (6) William H. Gray, II, (7) Laban P. Jackson, Jr., (8) Robert I. Lipp, (9) David C. Novak, (10) Lee R. Raymond, (11) William C. Weldon.

		For	For	Management

2.00	Appointment of independent registered public accounting firm.	For	For	Management

3.00	Stock options	Against	Against	Stockholder

4.00	Performance-based restricted stock.	Against	Against	Stockholder

5.00	Executive compensation approval.	Against	Against	Stockholder

6.00	Separate chairman	Against	Against	Stockholder

7.00	Cumulative voting	Against	Against	Stockholder

8.00	Majority voting for directors	Against	Against	Stockholder

9.00	Political contributions report	Against	Against	Stockholder

10.00	Slavery apology report	Against	Against	Stockholder

Company	KKR Financial Holdings LLC
Ticker:	KFN	Cusip:	482476306
Meeting Date:	5/3/2007	Record Date:	3/26/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger under the agreement and plan of merger among KKR Financial Corp., KKR Financial Merger Corp. and KKR Financial Holdings LLC, pursuant to which the conversion transaction will be effected.

		For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) William F. Aldinger, (2) Tracy L. Collins, (3) Kenneth M. Deregt, (4) Saturnino S. Fanlo, (5) Vincent Paul Finigan, (6) Paul M. Hazen, (7) R. Glenn Hubbard, (8) Ross J. Kari, (9) Ely L. Licht, (10) Deborah H. McAneny, (11) Scott C. Nuttall, (12) Willy R. Strothotte.

		For	For	Management

3.00	To ratify the appointment of Deloitte & Touche LLP as KKR Financial Corp.’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/19/2007	Record Date:	2/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Donald S. Perkins, (2) Stuart L. Scott.	For	For	Management

2.00	To ratify the appointment of KPMG LLP as the independent registered public accountants of the company for the year ending December 31, 2007.	For	For	Management

3.00	To amend the amended and restated declaration of trust to increase the number of authorized common and preferred shares of beneficial interest that the company is authorized to issue.	For	For	Management

Company	Lexington Corporate Properties Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., a copy of which is attached as annex a to the joint proxy statement/prospectus, and the transactions contemplated thereby.

		For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

*** DID NOT VOTE. RECEIVED AFTER VOTING DATE********To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., a copy of which is attached as annex A to the joint proxy statement/prospectus, and the transactions contemplated thereby.

		For	Did not vote	Management

2.00

*** DID NOT VOTE. RECEIVED AFTER VOTING DATE********The adjournment or postponement of the special meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve the proposals.

		For	Did not vote	Management

Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/22/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Michael L. Ashner, (2) E. Robert Roskind, (3) Richard J. Rouse, (4) T. Wilson Eglin, (5) William J. Borruso, (6) Clifford Broser, (7) Geoffrey Dohrmann, (8) Carl D. Glickman, (9) James Grosfeld, (10) Richard Frary, (11) Kevin W. Lynch.

		For	For	Management

2.00	To approve and adopt the Lexington Realty Trust 2007 equity-based award plan.	For	For	Management

3.00	To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	Marshall & Ilsley Corporation
Ticker:	MI	Cusip:	571834100
Meeting Date:	4/24/2007	Record Date:	3/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jon F. Chait, (2) Dennis J. Kuester, (3) David J. Lubar, (4) San W. Orr, Jr., (5) Debra S. Waller, (6) George E. Wardeberg.	For	For	Management

2.00	Proposal to approve an amendment to Marshall & Ilsley Corporation’s restated articles of incorporation to declassify the board of directors.	For	For	Management

3.00	Proposal to approve the Marshal & Ilsley Corporation annual executive incentive compensation plan.	For	For	Management

4.00	Proposal to ratify the appointment of Deloitte & Touche LLP to audit the financial statements of Marshall & Ilsley Corporation for the fiscal year ending December 31, 2007.	For	For	Management

Company	MCG Capital Corporation
Ticker:	MCGC	Cusip:	58047P107
Meeting Date:	5/9/2007	Record Date:	3/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven F. Tunney, (2) Edward S. Civera, (3) Kim D. Kelly.	For	For	Management

2.00

The ratification of the selection of the independent registered public accounting firm of Ernst & Young LLP as independent auditors for MCG Capital Corporation for the fiscal year ending December 31, 2007.

		For	For	Management

Company	MFA Mortgage Investments, Inc.
Ticker:	MFA	Cusip:	55272X201
Meeting Date:	5/22/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stewart Zimmerman, (2) James A. Brodsky, (3) Alan L. Gosule.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as MFA’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	National City Corporation
Ticker:	NCC	Cusip:	635405103
Meeting Date:	4/24/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees (1) J. E. Barfield, (2) J.S. Broadhurst, (3) C.M. Connor, (4) D.A. Daberko, (5) B.P. Healy, (6) M.B. McCallister, (7) P. A. Ormond, (8) P.E. Raskind, (9) G.L. Shaheen, (10) J.S. Thornton, (11) M. Weiss.

		For	For	Management

2.00	The ratification of the audit committee’s selection of Ernst & Young LLP as the independent registered public accounting firm.	For	For	Management

3.00	Stockholder proposal regarding executive compensation.	Against	Against	Stockholder

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/16/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kevin B. Habicht, (2) Clifford R. Hinkle, (3) Richard B. Jennings, (4) Ted B. Lanier, (5) Robert C. Legler, (6) Craig Macnab, (7) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2007.	For	For	Management

3.00	To approve the 2007 performance incentive plan.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	4/24/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) David R. Banks, (2) Douglas M. Pasquale, (3) Jack D. Samuelson.	For	For	Management

2.00	Approve the share increase amendment to amend the company’s charter to increase the number of authorized shares of common stock of the company from 100,000,000 to 200,000,000 shares.	For	For	Management

3.00

Approve the REIT Protection amendment to amend the company’s charter to augment, enhance and clarify company stock ownership restrictions to protect the company’s status as a Real Estate Investment Trust for U.S. Federal Income Tax purposes.

		For	For	Management

4.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the calendar year ending December 31, 2007.	For	For	Management

Company	New York Community Bancorp, Inc.
Ticker:	NYB	Cusip:	649445103
Meeting Date:	5/30/2007	Record Date:	4/11/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Donald M. Blake, (2) Michael J. Levine, (3) Guy V. Molinari, (4) John A. Pileski, (5) John M. Tsimbinos.	For	For	Management

2.00	The ratification of the appointment of KPMG LLP as the independent registered public accounting firm of New York Community Bancorp, Inc. for the fiscal year ending December 31, 2007.	For	For	Management

Company	Newcastle Investment Corporation
Ticker:	NCT	Cusip:	65105M108
Meeting Date:	5/17/2007	Record Date:	4/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Kevin J. Finnerty, (2) Kenneth M. Riis.	For	For	Management

2.00	Proposal to approve the appointment of Ernst & Young LLP as the company’s independent auditors for the fiscal year 2007.	For	For	Management

Company	Newkirk Realty Trust, Inc.
Ticker:	NKT	Cusip:	651497109
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., as amended, a copy of which is attached as annex a to the joint proxy statement/prospectus, and the transactions contemplated thereby, including the merger of Newkirk with and into Lexington.

		For	For	Management

Company	NovaStar Financial, Inc.
Ticker:	NFI	Cusip:	669947400
Meeting Date:	5/4/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) W. Lance Anderson, (2) Gregory T. Barmore.	For	For	Management

2.00	Approval of a charter amendment to increase the authorized shares of capital stock	For	For	Management

3.00	Ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	For	For	Management

Company	OMEGA Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936100
Meeting Date:	5/24/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edward Lowenthal, (2) Stephen D. Plavin.	For	For	Management

2.00	Ratification of independent auditors Ernst & Young LLP.	For	For	Management

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/10/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Daniel P. Friedman, (2) Roger P. Friou, (3) Martin L. Garcia, (4) Matthew W. Kaplan, (5) Michael J. Lipsey, (6) Steven G. Rogers, (7) Leland R. Speed, (8) Troy A. Stovall, (9) Lenore M. Sullivan.

		For	For	Management

2.00	To consider and ratify the appointment of Ernst & Young LLP as independent accountants of the company for the 2007 fiscal year.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/15/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kathleen R. Allen, (2) Donald R. Cameron, (3) William E. Clark, Jr., (4) Roger P. Kuppinger, (5) Thomas A. Lewis, (6) Michael D. McKee, (7) Ronald L. Merriman, (8) Willard H. Smith Jr.

		For	For	Management

Company	Regions Financial Corporation
Ticker:	RF	Cusip:	7591EP100
Meeting Date:	4/19/2007	Record Date:	2/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

(1A) Election of director: Samuel W. Bartholomew, Jr., (1B) Election of director: Susan W. Matlock, (1C) Election of director: Jackson W. Moore, (1D) Election of director: Allen B. Morgan, Jr., (1E) Election of director: John R. Roberts, (1F) Election of director: Lee J. Styslinger III.

		For	Not Voted	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	Not Voted	Management

3.00	Declassification amendment.	For	Not Voted	Management

Company	SLM Corporation
Ticker:	SLM	Cusip:	78442P106
Meeting Date:	5/17/2007	Record Date:	3/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Ann Torre Bates, (2) Charles L. Daley, (3) W.M. Diefenderfer III, (4) Thomas J. Fitzpatrick, (5) Diane Suitt Gilleland, (6) Earl A. Goode, (7) Ronald F. Hunt, (8) Benjamin J. Lambert III, (9) Albert L. Lord, (10) Barry A. Munitz, (11) A. Alexander Porter, Jr., (12) Wolfgang Schoellkopf, (13) Steven L. Shapiro, (14) Barry L. Williams.

		For	For	Management

2.00	Ratify the appointment of Pricewaterhousecoopers LLP as the corporation’s independent registered public accounting firm.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	5/23/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Clunet R. Lewis, (2) Arthur A. Weiss.	For	For	Management

Company	The Allstate Corporation
Ticker:	ALL	Cusip:	020002101
Meeting Date:	5/15/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

(1A) Election of director: F. Duane Ackerman, (1B) Election of director:James G. Andress, (1C) Election of director: Robert D. Beyer, (1D) Election of director: W. James Farrell, (1E) Election of director: Jack M. Greenberg, (1F) Election of director: Ronald T. Lemay, (1G) Election of director: Edward M. Liddy, (1H) Election of director: J. Christopher Reyes, (1I) Election of director: H. John Riley, Jr., (1J) Election of director: Joshua I. Smith, (1K) Election of director: Judith A. Sprieser, (1L) Election of director: Mary Alice Taylor, (1M)Election of director: Thomas J. Wilson.

		For	For	Management

2.00	Appointment of Deloitte & Touche LLP as independent auditors for 2007.	For	For	Management

3.00	Amendments to the restated certificate of incorporation to eliminate the supermajority vote requirements.	For	For	Management

Company	TrustCo Bank Corp NY
Ticker:	TRST	Cusip:	898349105
Meeting Date:	5/14/2007	Record Date:	3/22/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Joseph A. Lucarelli, (2) Robert A. McCormick.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as Trustco’s independent auditors for 2007.	For	For	Management

Company	Trustreet Properties, Inc.
Ticker:	TSY	Cusip:	898404108
Meeting Date:	2/22/2007	Record Date:	1/3/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of October 30, 2006, by and among Trustreet Properties, Inc., CNL APF Partners, LP and General Electric Capital Corporation, the merger and the other transactions contemplated by the merger agreement.

		For	For	Management

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653104
Meeting Date:	5/8/2007	Record Date:	3/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Katherine A. Cattanach, (2) Eric J. Foss, (3) Robert P. Freeman, (4) Jon A. Grove, (5) James D. Klingbeil, (6) Robert C. Larson, (7) Thomas R. Oliver, (8) Lynne B. Sagalyn, (9) Mark J. Sandler, (10) Thomas W. Toomey, (11) Thomas C. Wajnert.

		For	For	Management

2.00	Proposal to ratify the appointment of Ernst & Young LLP to serve as our independent auditors for the year ending December 31, 2007.	For	For	Management

Company	Washington Mutual, Inc.
Ticker:	WM	Cusip:	939322103
Meeting Date:	4/17/2007	Record Date:	2/28/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Anne V. Farrell, (2) Stephen E. Frank, (3) Kerry K. Killinger, (4) Thomas C. Leppert, (5) Charles M. Lillis, (6) Phillip D. Matthews, (7) Regina T. Montoya, (8) Michael K. Murphy, (9) Margaret Osmer Mcquade, (10) Mary E. Pugh, (11) William G. Reed, Jr., (12) Orin C. Smith, (13) James H. Stever.

		For	Did not vote	Management

2.00	Company proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent auditor for 2007.	For	Did not vote	Management

3.00	Shareholder proposal relating to the company’s executive retirement plan policies.	Against	Did not vote	Stockholder

4.00	Shareholder proposal relating to the company’s director election process.	Against	Did not vote	Stockholder

5.00	Shareholder proposal relating to the company’s director nominee qualification requirements.	Against	Did not vote	Stockholder

Company	Windrose Medical Properties Trust
Ticker:	WRS	Cusip:	973491103
Meeting Date:	12/14/2006	Record Date:	11/8/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Proposal one - Approval of the merger.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 17, 2007